Convertible Debentures (Tables)	12 Months Ended
Jan. 31, 2026
Convertible Debentures
Schedule of convertible debentures
Convertible Debentures $

Balance, January 31, 2023	–
Proceeds from issuances of convertible debentures (Notes 5(a) and 14)	300,000
Transfer of conversion component to equity	(60,385)
Accretion and interest	5,619

Balance, January 31, 2024	245,234
Proceeds from issuances of convertible debentures (Notes 5(b), 5(c), 5(d), 5(e) and 14)	1,243,000
Transfer of conversion component to equity	(292,219)
Transaction costs (Notes 5(b), 5(c) and 5(e))	(33,406)
Accretion and interest	239,553
Interest payments	(26,526)
Conversion (Notes 5(a), 5(b), 5(c), 5(e), 8(f) and 14)	(555,083)
Balance, January 31, 2025	820,553
Accretion and interest	105,473
Conversion (Notes 5(a), 5(c), 5(d), 8(a) and 14)	(640,715)
Balance, January 31, 2026	285,311